SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES (Details)								1 Months Ended	12 Months Ended
	Mar. 28, 2025 $ / shares	Mar. 13, 2024 $ / shares	Mar. 01, 2024 $ / shares	Nov. 24, 2023 $ / shares	Nov. 20, 2023 $ / shares	Oct. 20, 2023 $ / shares	Jul. 26, 2023 $ / shares	Jan. 31, 2025 $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares	Mar. 31, 2023 shares	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 1.50	$ 1.46	$ 1.33	$ 1.65	$ 1.71	$ 1.57	$ 1.53	$ 1.6
Share Options, Outstanding | shares									1,818,903	2,421,650	1,696,451	1,113,841
March 14, 2023 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Mar. 13, 2027
Exercise Price | $ / shares									$ 1.85
Share Options, Outstanding | shares									465,386
October 20, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Oct. 20, 2033
Exercise Price | $ / shares									$ 1.57
Share Options, Outstanding | shares									85,000
November 20, 2023 [Member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Nov. 24, 2033
Exercise Price | $ / shares									$ 1.65
Share Options, Outstanding | shares									40,000
March 1, 2024 [Member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Mar. 01, 2034
Exercise Price | $ / shares									$ 1.33
Share Options, Outstanding | shares									20,000
March 13, 2024 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Mar. 13, 2034
Exercise Price | $ / shares									$ 1.46
Share Options, Outstanding | shares									257,500
January 29 ,2025 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Jan. 20, 2035
Exercise Price | $ / shares									$ 1.60
Share Options, Outstanding | shares									404,517
March 28, 2025 [member]
IfrsStatementLineItems [Line Items]
Expiration date of outstanding									Mar. 28, 2035
Exercise Price | $ / shares									$ 1.50
Share Options, Outstanding | shares									546,500